Capital Group Core Bond ETF
Investment portfolio
September 30, 2023
unaudited
Bonds, notes & other debt instruments 92.06% Mortgage-backed obligations 35.53% Federal agency mortgage-backed obligations 31.06%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	USD301	$239
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,818	1,445
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	1,007	951
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	958	880
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,331	1,776
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	866	772
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	1,435	1,189
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,007	974
Freddie Mac Pool #SD8388 3.50% 10/1/2053[1]	1,390	1,197
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,2]	640	631
Uniform Mortgage-Backed Security 6.50% 11/1/2053[1,2]	650	653
		10,707
Collateralized mortgage-backed obligations (privately originated) 2.98%
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,3]	313	319
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 5/25/2043[1,3]	471	477
Progress Residential Trust, Series 2023-SFR1, Class A, 4.30% 3/17/2040[1,3]	249	233
		1,029
Commercial mortgage-backed securities 1.49%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[1,3]	160	146
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[1]	175	154
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[1,3]	225	212
		512
Total mortgage-backed obligations		12,248
Corporate bonds, notes & loans 34.88% Financials 22.72%
American International Group, Inc. 5.125% 3/27/2033	55	51
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	510	455
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[4]	369	332
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[4]	111	109
Bank of Nova Scotia (The) 5.25% 6/12/2028	115	112
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[3]	44	44
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	200	178
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[3,4]	288	254
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,4]	203	199
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	55	47
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[4]	100	98
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	229	206
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	200	186
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	242	211
Capital Group Core Bond ETF — Page 1 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	USD200	$177
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[4]	102	101
Five Corners Funding Trust III 5.791% 2/15/2033[3]	115	113
Goldman Sachs Group, Inc. 4.223% 5/1/2029 (3-month USD CME Term SOFR + 1.563% on 5/1/2028)[4]	240	222
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[4]	230	213
Intercontinental Exchange, Inc. 4.60% 3/15/2033	67	62
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[4]	458	425
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[3,4]	200	195
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[4]	200	196
Metropolitan Life Global Funding I 5.15% 3/28/2033[3]	150	142
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[4]	400	392
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[4]	230	203
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[4]	514	495
Nasdaq, Inc. 5.35% 6/28/2028	100	98
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[4]	230	214
New York Life Global Funding 4.55% 1/28/2033[3]	44	40
Northwestern Mutual Life Insurance Co. (The). 4.90% 6/12/2028[3]	78	76
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[4]	177	172
Royal Bank of Canada 5.20% 8/1/2028	100	97
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[4]	55	51
Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	200	165
Svenska Handelsbanken AB 5.50% 6/15/2028[3]	250	243
Toronto-Dominion Bank 5.523% 7/17/2028	100	99
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[4]	216	202
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[3,4]	288	333
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[4]	551	538
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[4]	100	86
		7,832
Health care 2.89%
Amgen, Inc. 5.25% 3/2/2033	230	220
Baxter International, Inc. 2.272% 12/1/2028	174	147
Cencora, Inc. 2.70% 3/15/2031	77	63
Centene Corp. 2.45% 7/15/2028	85	72
CVS Health Corp. 4.30% 3/25/2028	221	209
Elevance Health, Inc. 4.75% 2/15/2033	45	42
Eli Lilly and Co. 4.70% 2/27/2033	55	53
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	115	114
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	80	75
		995
Utilities 2.23%
Edison International 4.125% 3/15/2028	155	143
FirstEnergy Corp. 2.65% 3/1/2030	144	117
Georgia Power Co. 4.95% 5/17/2033	153	144
Pacific Gas and Electric Co. 4.55% 7/1/2030	287	254
Capital Group Core Bond ETF — Page 2 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.95% 2/1/2051	USD111	$66
Xcel Energy, Inc. 5.45% 8/15/2033	48	46
		770
Communication services 2.07%
AT&T, Inc. 4.30% 2/15/2030	204	186
Charter Communications Operating, LLC 6.384% 10/23/2035	115	107
Netflix, Inc. 4.875% 4/15/2028	89	86
T-Mobile USA, Inc. 3.875% 4/15/2030	178	158
Verizon Communications, Inc. 4.329% 9/21/2028	188	177
		714
Information technology 1.13%
Analog Devices, Inc. 2.10% 10/1/2031	77	61
Broadcom, Inc. 3.469% 4/15/2034[3]	169	133
ServiceNow, Inc. 1.40% 9/1/2030	253	194
		388
Energy 0.97%
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[3]	63	62
EQT Corp. 5.70% 4/1/2028	89	87
Kinder Morgan, Inc. 7.75% 1/15/2032	78	85
ONEOK, Inc. 5.65% 11/1/2028	100	99
		333
Consumer staples 0.92%
BAT Capital Corp. 6.343% 8/2/2030	155	153
Constellation Brands, Inc. 2.875% 5/1/2030	78	65
Philip Morris International, Inc. 5.625% 11/17/2029	100	99
		317
Real estate 0.79%
Equinix, Inc. 3.20% 11/18/2029	90	77
Prologis, LP 4.75% 6/15/2033	63	58
Public Storage Operating Co. 5.125% 1/15/2029	78	77
VICI Properties, LP 4.95% 2/15/2030	67	61
		273
Industrials 0.66%
Boeing Co. 5.04% 5/1/2027	232	227
Consumer discretionary 0.50%
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[3]	150	127
Ford Motor Co. 3.25% 2/12/2032	58	45
		172
Total corporate bonds, notes & loans		12,021
Asset-backed obligations 12.68%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,3]	150	151
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	150	150
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.79% 4/15/2033[1,3]	275	274
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,3]	150	150
Capital Group Core Bond ETF — Page 3 of 8

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.793% 7/25/2034[1,3]	USD275	$273
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,3]	150	145
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	150	132
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,3]	150	150
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,3]	150	150
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,3]	150	148
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.65% 1/15/2034[1,3]	275	274
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	150
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	99
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,3]	150	145
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,3]	166	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,3]	168	149
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,3]	185	160
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,3]	150	150
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,3]	250	247
Neuberger Berman CLO, Ltd., Series 2019-35, Class A1, (3-month USD CME Term SOFR + 1.602%) 6.922% 1/19/2033[1,3]	300	300
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,3]	150	150
Sixth Street CLO XVI, Ltd., Series 2020-16, Class A1A, (3-month USD CME Term SOFR + 1.582%) 6.908% 10/20/2032[1,3]	275	275
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.74% 7/15/2034[1,3]	275	274
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,3]	150	125
		4,369
U.S. Treasury bonds & notes 8.97% U.S. Treasury 8.97%
U.S. Treasury 4.625% 9/30/2030	500	500
U.S. Treasury 3.875% 8/15/2033	200	189
U.S. Treasury 4.375% 8/15/2043	200	187
U.S. Treasury 3.625% 5/15/2053[5]	2,678	2,217
		3,093
Total bonds, notes & other debt instruments (cost: $31,780,000)		31,731
Short-term securities 30.84% Money market investments 30.84%	Shares
Capital Group Central Cash Fund 5.44%[6,7]	106,337	10,632
Total short-term securities (cost: $10,634,000)		10,632
Total investment securities 122.90% (cost: $42,414,000)		42,363
Other assets less liabilities (22.90)%		(7,894)
Net assets 100.00%		$34,469
Capital Group Core Bond ETF — Page 4 of 8

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
5.1035%	Annual	SOFR	Annual	9/28/2025	USD5,300	$6		$—	$6
4.6415%	Annual	SOFR	Annual	10/3/2026	1,400	—		—	—
SOFR	Annual	4.3905%	Annual	9/28/2028	1,000	(1)		—	(1)
4.295%	Annual	SOFR	Annual	9/28/2030	900	—[8]		—	—[8]
SOFR	Annual	4.25%	Annual	9/28/2033	700	1		—	1
4.2515%	Annual	SOFR	Annual	9/28/2038	580	(1)		—	(1)
4.206%	Annual	SOFR	Annual	9/28/2043	1,000	(2)		—	(2)
						$3		$—	$3
Investments in affiliates7

	Value of affiliate at 9/26/2023[9] (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 30.84%
Money market investments 30.84%
Capital Group Central Cash Fund 5.44%[6]	$—	$16,575	$5,941	$—	$(2)	$10,632	$6
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,009,000, which represented 23.24% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $191,000, which represented .55% of the net assets of the fund.
[6]	Rate represents the seven-day yield at September 30, 2023.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
[9]	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond ETF — Page 5 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  The average month-end notional amount of interest rate swaps while held was $10,880,000
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond ETF — Page 6 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,248	$—	$12,248
Corporate bonds, notes & loans	—	12,021	—	12,021
Asset-backed obligations	—	4,369	—	4,369
U.S. Treasury bonds & notes	—	3,093	—	3,093
Short-term securities	10,632	—	—	10,632
Total	$10,632	$31,731	$—	$42,363
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$7	$—	$7
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(4)	—	(4)
Total	$—	$3	$—	$3
*	Interest rate swaps are not included in the investment portfolio.
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Core Bond ETF — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP3-312-1123O-S90624	Capital Group Core Bond ETF — Page 8 of 8